Post-Employment Obligation - Summary of Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Real growth in contributions above inflation (1)	1.00%
Pension plans and retirement supplement plans [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Annual discount rate for present value of the actuarial obligation	9.02%	9.48%	10.47%
Annual expected return on plan assets	9.02%	9.48%	10.47%
Long-term annual inflation rate	4.01%	4.00%	4.50%
Estimated future annual salary increases	4.01%	4.00%	4.50%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D10%	AT-2000 M S10% D10%
Disability table	Not applicable	Not applicable	Álvaro Vindas
Disabled mortality table	AT 49 M	AT 49 M	AT 49 M
Health plan [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Annual discount rate for present value of the actuarial obligation	9.13%	9.60%	10.40%
Annual expected return on plan assets	9.13%	9.60%	10.40%
Long-term annual inflation rate	4.01%	4.00%	4.50%
General mortality table	AT-2000 M S10% D20%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Álvaro Vindas D30%	Álvaro Vindas D30%	Álvaro Vindas D10%
Disabled mortality table	Winklevoss D30%	Winklevoss D30%	Winklevoss D30%
Real growth in contributions above inflation (1)	1.00%
Life insurance [member]
Disclosure Of Defined Benefit Plan Actuarial Assumptions [line items]
Annual discount rate for present value of the actuarial obligation	9.16%	9.57%	10.50%
Annual expected return on plan assets	9.16%	9.57%	10.50%
Long-term annual inflation rate	4.01%	4.00%	4.50%
Estimated future annual salary increases	5.26%	6.08%	6.59%
General mortality table	AT-2000 M S10% D20%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Álvaro Vindas D30%	Álvaro Vindas D30%	Álvaro Vindas D10%
Disabled mortality table	Winklevoss D30%	Winklevoss D30%	Winklevoss D30%